Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel Expenses
Schedule of personnel expenses

	2016	2017	2018
	MCh$	MCh$	MCh$

Remuneration	228,801	235,765	244,919
Bonuses and incentives	48,927	42,465	62,675
Variable Compensation	42,714	36,471	36,901
Lunch and health benefits	28,474	26,836	26,698
Gratifications	25,486	25,402	26,275
Staff severance indemnities	24,141	21,241	19,941
Training expenses	2,020	3,555	3,909
Other personnel expenses	17,355	17,596	19,312
Total	417,918	409,331	440,630